Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Dates
31-May-2024
Actual/360 Days
33
30/360 Days
30
17-Jun-2024
15-Jun-2024
Collection Period No.
5
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2024
13-Jun-2024
14-Jun-2024
17-Jun-2024
15-May-2024
15-May-2024
Summary
Beginning
Balance
74,597,056.22
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Principal
Payment
46,427,184.38
0.00
0.00
0.00
0.00
Ending
Balance
28,169,871.84
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
157.007725
0.000000
0.000000
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.095265
1.000000
1.000000
1.000000
1.000000
1,138,207,056.22
1,091,779,871.84
46,427,184.38
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
1,173,061,223.25
54,869,432.35
1,227,930,655.60
34,854,167.03
1,126,634,038.87
52,916,538.72
1,179,550,577.59
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.693710%
4.800000%
4.790000%
Interest Payment
0.00
1,030,975.00
1,276,102.75
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
4.216667
5.219234
4.000000
3.991667
Interest & Principal
Payment
46,427,184.38
1,030,975.00
1,276,102.75
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
157.007725
4.216667
5.219234
4.000000
3.991667
$51,031,885.38
T
otal
$4,604,701.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
55,185,953.36
0.00
55,185,953.36
45,635,088.46
7,941,666.19
947,805.23
435,197.42
0.00
0.00
226,196.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,023,275.55
0.00
0.00
4,604,701.00
0.00
0.00
46,427,184.38
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
55,185,953.36
3,130,792.43
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,023,275.55
0.00
0.00
0.00
1,023,275.55
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,604,701.00
0.00
1,030,975.00
1,276,102.75
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
4,604,701.00
0.00
1,030,975.00
1,276,102.75
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,604,701.00
4,604,701.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
46,427,184.38
0.00
0.00
0.00
46,427,184.38
Aggregate Principal Distributabl
e
Amount
46,427,184.38
46,427,184.38
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,788.02
211,408.04
226,196.06
3,485,416.70
0.00
14,788.02
14,788.02
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Pool Statistics
Pool Data
7.82%
54.92
14.67
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,227,930,655.60
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,179,550,577.59
26,101
26,923
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
23,775,620.11
21,859,468.35
0.00
2,744,989.55
Pool Factor
80.82%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.15%
0.55%
0.20%
0.10%
100.00%
1,169,568,228.12
6,478,643.10
2,322,916.61
1,180,789.76
1,179,550,577.59
25,936
113
35
17
26,101
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.297%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
19,554.82
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.038%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
4,673,601.95
1,388,319.25
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
61
239
Losses
(1)
Amount
2,744,989.55
943,648.58
413,021.72
Number of Receivables
Number of Receivables
Amount
10,715,997.70
4,998,428.65
1,043,967.10
Current
Cumulative
0.320%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.384%
Prior Collection Period
1.666 % Second Prior
Collection
Period
0.746
%
Third
Prior
Collection
Period
0.358%